Business and Organization- Narrative (Details)	0 Months Ended	12 Months Ended
	Dec. 10, 2013	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Limited Partnership, common and preferred stock ownership		80.00%	100.00%
Length of management contract term	20 years